SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
14.	SUBSEQUENT EVENTS

Subsequent to December 31, 2020:
1)	The Company issued 8,866,447 common shares pursuant to the settlement of US$587,112 convertible debt.
2)
The Company issued an unsecured multi-tranche convertible note with a face value of up to US$1,050,000. Upon issuance of the note the Company received the first of US$350,000 and issued 300,000 common shares as consideration for the first tranche.

3)	The Company issued 175,000 incentive shares pursuant to the issuance of a convertible note of US$175,000.
4)	The Company issued 657,000 shares pursuant to the exercise of 657,000 warrants for gross proceeds of $98,500.
5)	The Company issued 100,000 shares pursuant to the exercise of 100,000 stock options for gross proceeds of $9,000.